Net Loss Per Share (Reconciliation Of The Numerator And Denominator Of Basic And Diluted Net Loss Per Share) (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Loss from continuing operations									$ (1,232,711)	$ (3,223,772)	$ (300,399)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests									0	16	(283)
Loss from continuing operations attributable to Endo International plc ordinary shareholders	$ (271,581)	$ (99,687)	$ (696,020)	$ (165,423)	$ (3,333,325)	$ (191,496)	$ 389,812	$ (88,763)	(1,232,711)	(3,223,788)	(300,116)
Loss from discontinued operations attributable to Endo International plc ordinary shareholders, net of tax	(96,836)	3,017	(700,498)	(8,405)	(4,531)	(27,423)	(46,216)	(45,108)	(802,722)	(123,278)	(1,194,926)
NET LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (368,417)	$ (96,670)	$ (1,396,518)	$ (173,828)	$ (3,337,856)	$ (218,919)	$ 343,578	$ (133,869)	$ (2,035,433)	$ (3,347,066)	$ (1,495,042)
Denominator:
For basic per share data—weighted average shares (shares)	223,322	223,299	223,158	223,014	222,870	222,767	222,667	222,302	223,198	222,651	197,100
Dilutive effect of ordinary share equivalents (shares)									0	0	0
Dilutive effect of various convertible notes and warrants (shares)									0	0	0
For diluted per share data—weighted average shares (shares)	223,322	223,299	223,158	223,014	222,870	222,767	222,863	222,302	223,198	222,651	197,100